Commodity And Other Derivative Contractual Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Commodity and Other Derivative Contractual Assets and Liabilities as Reported in the Balance Sheets
The following tables provide detail of commodity and other derivative contractual assets and liabilities (with the column totals representing the net positions of the contracts) as reported in the consolidated balance sheets at December 31, 2015 and 2014 (noncurrent assets and liabilities are reported in other noncurrent assets and other noncurrent liabilities and deferred credits, respectively). All amounts relate to commodity contracts.

	December 31, 2015			December 31, 2014
	Derivative Assets	Derivative Liabilities	Total	Derivative Assets	Derivative Liabilities	Total
Current assets	$465	$—	$465	$492	$—	$492
Noncurrent assets	10	—	10	5	—	5
Current liabilities	—	(203)	(203)	—	(316)	(316)
Noncurrent liabilities	—	(1)	(1)	—	(1)	(1)
Net assets (liabilities)	$475	$(204)	$271	$497	$(317)	$180

Schedule of Pre-tax Effect on Net Income of Derivatives Not Under Hedge Accounting, Including Realized and Unrealized Effects
The following table presents the pretax effect of derivatives on net income (gains (losses)), including realized and unrealized effects:

	Year Ended December 31,
Derivative (statements of consolidated income (loss) presentation)	2015	2014	2013
Commodity contracts (Net gain (loss) from commodity hedging and trading activities) (a)	$380	$17	$(54)
Interest rate swaps (Interest expense and related charges) (b)	—	(128)	433
Interest rate swaps (Reorganization items) (Note 11)	—	(278)	—
Net gain (loss)	$380	$(389)	$379
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(a)
Amount represents changes in fair value of positions in the derivative portfolio during the period, as realized amounts related to positions settled are assumed to equal reversals of previously recorded unrealized amounts.

(b)	Includes unrealized mark-to-market net gain (loss) as well as the net realized effect on interest paid/accrued, both reported in Interest Expense and Related Charges (see Note 10).

Schedule of Pre-tax Effect on Net Income and Other Comprehensive Income (OCI) of Derivative Instruments Previously Accounted for as Cash Flow Hedges

The pretax effect (all losses) on net income and other comprehensive income (OCI) of derivative instruments previously accounted for as cash flow hedges was immaterial in the years ended December 31, 2015, 2014 and 2013. There were no amounts recognized in OCI for the years ended December 31, 2015, 2014 or 2013.

Offsetting Assets and Liabilities [Table Text Block]
The following tables reconcile our derivative assets and liabilities as presented in the consolidated balance sheets to net amounts after taking into consideration netting arrangements with counterparties and financial collateral:

December 31, 2015
	Amounts Presented in Balance Sheet	Offsetting Instruments (a)	Financial Collateral (Received) Pledged (b)	Net Amounts
Derivative assets:
Commodity contracts	$475	$(145)	$(147)	$183
Derivative liabilities:
Commodity contracts	(204)	145	6	(53)
Net amounts	$271	$—	$(141)	$130

December 31, 2014
	Amounts Presented in Balance Sheet	Offsetting Instruments (a)	Financial Collateral (Received) Pledged (b)	Net Amounts
Derivative assets:
Commodity contracts	$497	$(298)	$(16)	$183
Derivative liabilities:
Commodity contracts	(317)	298	2	(17)
Net amounts	$180	$—	$(14)	$166
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(a)	Amounts presented exclude trade accounts receivable and payable related to settled financial instruments.

(b)	Financial collateral consists entirely of cash margin deposits.

Schedule of Gross Notional Amounts of Derivative Volumes
Derivative Volumes — The following table presents the gross notional amounts of derivative volumes at December 31, 2015 and 2014:

	December 31,
	2015	2014
Derivative type	Notional Volume		Unit of Measure
Natural gas (a)	1,489	1,687	Million MMBtu
Electricity	58,022	22,820	GWh
Congestion Revenue Rights (b)	106,260	89,484	GWh
Coal	10	10	Million US tons
Fuel oil	35	36	Million gallons
Uranium	75	150	Thousand pounds
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(a)	Represents gross notional forward sales, purchases and options transactions, locational basis swaps and other natural gas transactions.

(b)	Represents gross forward purchases associated with instruments used to hedge electricity price differences between settlement points within ERCOT.